Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 1,009,026	$ 564,740	$ 694,541
Other comprehensive income (loss):
Change in unrealized net gain (loss) on securities available-for-sale	14,465	142,281	(283,649)
Amounts reclassified from accumulated other comprehensive income:
Non-cash impairment loss on J.C. Penney common shares	0	0	224,937
Sale of available-for-sale securities	0	(42,404)	(3,582)
Pro rata share of other comprehensive income (loss) of nonconsolidated subsidiaries	2,509	(22,814)	(31,758)
Change in value of interest rate swap	6,079	18,183	(5,659)
Other	0	533	329
Comprehensive income	1,032,079	660,519	595,159
Less comprehensive income attributable to noncontrolling interests	(145,497)	(94,065)	(70,574)
Comprehensive income attributable to Vornado	$ 886,582	$ 566,454	$ 524,585